Accrued liabilities - Summary of Accrued Liabilities (Detail) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	€ 17,588,407	€ 11,067,510
Consulting Professional And Audit Liability [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	729,162	351,064
Clinical Accrued Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	5,221,572	1,832,590
Manufacturing Accrued Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	1,767,291	2,079,900
Nonclinical Accrued Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	445,238	493,907
Personnel Related Accruals [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	7,827,392	5,892,087
Other Accrued Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	€ 1,597,752	€ 417,962